UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3346
                                                      --------

                          Oppenheimer Series Fund, Inc.
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.
Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                    Shares          Value
                                                  ----------   --------------
COMMON STOCKS--95.8%
CONSUMER DISCRETIONARY--6.6%
MEDIA--5.6%
Cablevision Systems Corp. New York Group, Cl. A      624,394   $   10,009,036
Cinemark Holdings, Inc.                            2,403,551       19,012,088
Liberty Global, Inc., Series C(1)                  1,198,093       17,156,692
News Corp., Inc., Cl. A                            6,605,120       42,206,717
Time Warner Cable, Inc., Cl. A                     1,391,489       25,923,440
                                                               --------------
                                                                  114,307,973
                                                               --------------
SPECIALTY RETAIL--1.0%
Bed Bath & Beyond, Inc.(1)                           432,200       10,040,006
GameStop Corp., Cl. A(1)                             395,200        9,793,056
                                                               --------------
                                                                   19,833,062
                                                               --------------
CONSUMER STAPLES--11.0%
BEVERAGES--2.0%
Molson Coors Brewing Co., Cl. B                      992,640       39,973,613
                                                               --------------
FOOD & STAPLES RETAILING--3.6%
Kroger Co. (The)                                   2,333,900       52,512,750
Walgreen Co.                                         757,200       20,754,852
                                                               --------------
                                                                   73,267,602
                                                               --------------
FOOD PRODUCTS--2.2%
Campbell Soup Co.                                  1,460,220       44,346,881
                                                               --------------
TOBACCO--3.2%
Lorillard, Inc.                                      409,290       24,336,383
Philip Morris International, Inc.                  1,105,218       41,058,849
                                                               --------------
                                                                   65,395,232
                                                               --------------
ENERGY--12.0%
OIL, GAS & CONSUMABLE FUELS--12.0%
Apache Corp.                                         276,500       20,737,500
Chevron Corp.                                      1,455,800      102,663,016
Devon Energy Corp.                                 1,278,753       78,771,185
Exxon Mobil Corp.                                    541,800       41,436,864
                                                               --------------
                                                                  243,608,565
                                                               --------------
FINANCIALS--16.2%
CAPITAL MARKETS--4.2%
Julius Baer Holding AG                               998,754       29,671,493
Morgan Stanley                                     2,737,951       55,388,749
                                                               --------------
                                                                   85,060,242
                                                               --------------
COMMERCIAL BANKS--1.1%
Wells Fargo & Co.                                  1,233,900       23,320,710
                                                               --------------
CONSUMER FINANCE--1.1%
SLM Corp.(1)                                       1,965,002       22,499,273
                                                               --------------
DIVERSIFIED FINANCIAL SERVICES--3.9%
Bank of America Corp.                              5,042,740       33,181,229
JPMorgan Chase & Co.                               1,787,930       45,610,094
                                                               --------------
                                                                   78,791,323
                                                               --------------
INSURANCE--5.9%
Assurant, Inc.                                     1,457,890       38,488,296
                                                               --------------


                           1 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                    Shares          Value
                                                  ----------   --------------
INSURANCE CONTINUED
Everest Re Group Ltd.                              1,204,039   $   75,854,457
National Financial Partners Corp.                  1,974,732        5,075,061
                                                               --------------
                                                                  119,417,814
                                                               --------------
HEALTH CARE--14.0%
HEALTH CARE PROVIDERS & SERVICES--4.2%
Aetna, Inc.                                        1,915,600       59,383,600
UnitedHealth Group, Inc.                             920,800       26,086,264
                                                               --------------
                                                                   85,469,864
                                                               --------------
LIFE SCIENCES TOOLS & SERVICES--1.0%
Thermo Fisher Scientific, Inc.(1)                    544,300       19,556,699
                                                               --------------
PHARMACEUTICALS--8.8%
Abbott Laboratories                                1,097,190       60,828,214
Schering-Plough Corp.                              2,912,227       51,138,706
Wyeth                                              1,564,130       67,210,666
                                                               --------------
                                                                  179,177,586
                                                               --------------
INDUSTRIALS--9.7%
AEROSPACE & DEFENSE--1.8%
Goodrich Corp.                                       952,870       36,837,954
                                                               --------------
AIR FREIGHT & LOGISTICS--0.8%
United Parcel Service, Inc., Cl. B                   378,160       16,068,018
                                                               --------------
INDUSTRIAL CONGLOMERATES--3.8%
Tyco International Ltd.                            3,640,550       76,524,361
                                                               --------------
MACHINERY--2.7%
Navistar International Corp.(1)                    1,824,986       55,424,825
                                                               --------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
Aircastle Ltd.                                     3,198,989       13,051,875
                                                               --------------
INFORMATION TECHNOLOGY--6.6%
COMMUNICATIONS EQUIPMENT--4.9%
QUALCOMM, Inc.                                     1,162,347       40,159,089
Research in Motion Ltd.(1)                         1,061,580       58,811,532
                                                               --------------
                                                                   98,970,621
                                                               --------------
COMPUTERS & PERIPHERALS--0.6%
Apple, Inc.(1)                                       131,600       11,861,108
                                                               --------------
INTERNET SOFTWARE & SERVICES--1.1%
Google, Inc., Cl. A(1)                                65,670       22,231,265
                                                               --------------
MATERIALS--6.5%
CHEMICALS--6.5%
Lubrizol Corp. (The)                               2,627,075       89,635,799
Mosaic Co. (The)                                   1,203,215       42,918,679
                                                               --------------
                                                                  132,554,478
                                                               --------------
TELECOMMUNICATION SERVICES--4.5%
DIVERSIFIED TELECOMMUNICATION SERVICES--4.5%
AT&T, Inc.                                         3,713,100       91,416,522
                                                               --------------
UTILITIES--8.7%
ELECTRIC UTILITIES--4.8%
American Electric Power Co., Inc.                  1,589,844       49,841,609


                           2 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                    Shares          Value
                                                  ----------   --------------
ELECTRIC UTILITIES CONTINUED
Exelon Corp.                                         878,559   $   47,635,469
                                                               --------------
                                                                   97,477,078
                                                               --------------
MULTI-UTILITIES--3.9%
PG&E Corp.                                         2,049,620       79,258,806
                                                               --------------
Total Common Stocks (Cost $2,357,846,152)                       1,945,703,350
                                                               --------------
PREFERRED STOCKS--2.2%
Petroleo Brasileiro SA, Sponsored ADR
   (Cost $73,118,964)                              2,077,500       44,998,650
                                                               --------------

                                      Expiration   Strike
                                         Date       Price   Contracts
                                      ----------   ------   ---------
OPTIONS PURCHASED--0.0%
Bank of America Corp.
   Call(1)                             2/23/09     $14.00       491       982
Bank of America Corp.
   Call(1)                             2/23/09     12.50      7,376    29,504
                                                                       ------
Total Options Purchased
   (Cost $578,752)                                                     30,486

                                                    Shares
                                                  ----------
INVESTMENT COMPANY--4.8%
Oppenheimer Institutional Money Market Fund,
   Cl. E, 1.08%(2,3)
   (Cost $97,026,116)                             97,026,116       97,026,116
                                                  ----------   --------------
TOTAL INVESTMENTS, AT VALUE
   (COST $2,528,569,984)                               102.8%   2,087,758,602
                                                  ----------   --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (2.8)     (56,526,967)
                                                  ----------   --------------
NET ASSETS                                             100.0%  $2,031,231,635
                                                  ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS         GROSS           SHARES
                                                     OCTOBER 31, 2008    ADDITIONS    REDUCTIONS    JANUARY 31, 2009
                                                     ----------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E      13,324,440      418,029,368   334,327,692       97,026,116

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $97,026,116   $594,658

(3.) Rate shown is the 7-day yield as of January 31, 2009.


                           3 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $2,058,087,109         $--
Level 2--Other Significant Observable Inputs       29,671,493          --
Level 3--Significant Unobservable Inputs                   --          --
                                               --------------         ---
   Total                                       $2,087,758,602         $--
                                               ==============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                           4 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                           5 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the period ended January 31, 2009 was as follows:

                                 CALL OPTIONS
                            ---------------------
                            NUMBER OF   AMOUNT OF
                            CONTRACTS    PREMIUMS
                            ---------   ---------
Options outstanding as of
   October 31, 2008              --     $      --
Options written               1,229       215,688
Options closed or expired    (1,229)     (215,688)
                             ------     ---------
Options outstanding as of
   January 31, 2009              --     $      --
                             ======     =========

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted below. The primary


                           6 | OPPENHEIMER VALUE FUND

Oppenheimer Value Fund

STATEMENT OF INVESTMENTS January 31, 2009 / Unauditedu

difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $2,603,986,334
                                 ==============
Gross unrealized appreciation    $   81,778,484
Gross unrealized depreciation      (598,006,216)
                                 --------------
Net unrealized depreciation      $ (516,227,732)
                                 ==============


                           7 | OPPENHEIMER VALUE FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund, Inc.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009